UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

9.30.2012

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2012 (Unaudited)

Lifestyle Aggressive Portfolio

	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 97.1%

John Hancock Funds II (G) - 82.9%
All Cap Core, Class NAV (QS Investors)	11,674,084	$115,573,433
All Cap Value, Class NAV (Lord Abbett)	8,885,882	99,077,589
Alpha Opportunities, Class NAV
(Wellington)	19,488,396	212,033,751
Blue Chip Growth, Class NAV (T. Rowe
Price)	8,650,296	213,575,814
Capital Appreciation Value, Class NAV
(T.Rowe Price)	16,995,115	193,744,306
Capital Appreciation, Class NAV
(Jennison)	13,743,467	181,963,510
China Emerging Leaders, Class NAV
(Atlantis) (I)	5,101,577	50,454,597
Emerging Markets, Class NAV (DFA)	32,833,231	334,242,294
Equity-Income, Class NAV (T. Rowe
Price)	10,663,206	170,398,032
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)(I)	3,275,828	35,313,431
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	10,488,811	116,425,805
Fundamental Value, Class NAV (Davis)	10,189,042	163,330,344
Global Real Estate, Class NAV (Deutsche)	5,863,084	47,080,568
Health Sciences, Class NAV (T. Rowe
Price) (I)	4,691,605	67,465,284
Heritage, Class NAV (American Century)	3,016,441	23,709,228
International Growth Opportunities Fund
(Baillie) (I)	4,788,440	51,092,656
International Growth Stock, Class NAV
(Invesco)	5,403,733	60,305,656
International Opportunities, Class NAV
(Invesco) (I)	1,445,998	18,508,774
International Small Cap, Class NAV
(Franklin)	2,881,763	43,370,540
International Small Company, Class NAV
(DFA)	5,489,249	43,365,071
International Value, Class NAV (Franklin)	11,173,779	149,840,374
Mid Cap Stock, Class NAV (Wellington)	5,849,771	106,173,336
Mid Cap Value Equity, Class NAV
(Columbia)	1,500,660	14,391,334
Mid Value, Class NAV (T. Rowe Price)	6,870,865	92,138,303
Mutual Shares, Class NAV (Franklin)	5,172,210	60,411,410
Natural Resources, Class NAV (RS
Investments/Wellington)	4,570,432	77,103,182
Real Estate Equity, Class NAV (T. Rowe
Price)	1,903,767	18,009,637
Redwood, Class NAV (RCM)	3,425,511	37,132,539
Small Cap Growth, Class NAV
(Wellington)	2,419,132	21,167,409
Small Cap Opportunities, Class NAV
(Invesco/DFA)	927,384	21,561,686
Small Cap Value, Class NAV (Wellington)	1,337,195	22,879,413
Small Company Growth, Class NAV
(Invesco) (I)	1,240,547	18,707,451
Small Company Value, Class NAV (T.
Rowe Price)	1,241,375	34,696,432
Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A) /Perimeter)	1,878,663	17,546,711
Technical Opportunities, Class NAV
(Wellington)	8,343,537	85,521,251
U.S. Equity, Class NAV (GMO)	11,842,008	140,327,791

	Shares	Value
Value, Class NAV (Invesco)	2,280,938	$23,516,471

John Hancock Funds III (G) - 13.2%
Disciplined Value, Class NAV (Robeco)	5,495,991	79,801,793
Global Shareholder Yield, Class NAV
(Epoch)	8,490,768	84,822,773
International Core, Class NAV (GMO)	3,177,026	88,003,627
International Value Equity, Class NAV
(John Hancock1) (A)	5,570,374	45,677,065
Rainier Growth, Class NAV (Rainier) (I)	3,121,317	72,476,991
Strategic Growth, Class NAV (John
Hancock 1) (A)	11,297,365	137,262,983

John Hancock Investment Trust (G) - 1.0%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	3,064,577	37,663,654

Alternative - 2.9%
John Hancock Funds II (G) - 2.9%
Currency Strategies, Class NAV (First
Quadrant) (I)	7,908,680	74,183,419
Global Absolute Return Strategies, Class

NAV (Standard Life) (I)	3,474,803	37,215,135

Total Investments (Lifestyle Aggressive Portfolio) (Cost
$3,190,439,469) - 100.0%		$3,839,262,853

Other assets and liabilities, net - 0.0%		(42,580)

TOTAL NET ASSETS - 100.0%		$3,839,220,273

1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2012 (Unaudited)

Lifestyle Growth Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 81.7%

John Hancock Funds II (G) - 69.4%
All Cap Core, Class NAV (QS Investors)	27,580,262	$273,044,595
All Cap Value, Class NAV (Lord Abbett)	23,414,256	261,068,955
Alpha Opportunities, Class NAV
(Wellington)	47,550,336	517,347,654
Blue Chip Growth, Class NAV (T. Rowe
Price)	22,990,901	567,645,342
Capital Appreciation Value, Class NAV
(T.Rowe Price)	59,217,023	675,074,060
Capital Appreciation, Class NAV
(Jennison)	36,451,533	482,618,297
China Emerging Leaders, Class NAV
(Atlantis) (I)	11,930,844	117,996,050
Emerging Markets, Class NAV (DFA)	76,465,286	778,416,609
Equity-Income, Class NAV (T. Rowe
Price)	28,177,977	450,284,069
Fundamental Global Franchise, Class NAV
(John Hancock) (1)(A)(I)	11,191,129	120,640,367
Fundamental Large Cap Value, Class NAV
(John Hancock) (1)(A)	27,727,383	307,773,951
Fundamental Value, Class NAV (Davis)	24,229,558	388,399,817
Global Real Estate, Class NAV (Deutsche)	18,284,747	146,826,519
Health Sciences, Class NAV (T. Rowe
Price) (I)	12,491,975	179,634,602
Heritage, Class NAV (American Century)	7,618,092	59,878,201
International Growth Opportunities
(Baillie) (I)	11,346,466	121,066,795
International Growth Stock, Class NAV
(Invesco)	13,275,591	148,155,600
International Opportunities, Class NAV
(Marsico) (I)	2,895,312	37,059,998
International Small Cap, Class NAV
(Franklin)	5,967,927	89,817,301
International Small Company, Class NAV
(DFA)	11,369,279	89,817,301
International Value, Class NAV (Franklin)	26,372,532	353,655,654
Mid Cap Stock, Class NAV (Wellington)	14,829,014	269,146,596
Mid Cap Value Equity, Class NAV
(Columbia)	3,741,434	35,880,355
Mid Value, Class NAV (T. Rowe Price)	17,414,242	233,524,983
Mutual Shares, Class NAV (Franklin)	13,636,645	159,276,014
Natural Resources, Class NAV
(Wellington)	10,648,168	179,634,602
Real Estate Equity, Class NAV (T. Rowe
Price)	6,029,058	57,034,886
Redwood, Class NAV (RCM)	10,708,998	116,085,540
Small Cap Growth, Class NAV
(Wellington)	5,054,339	44,225,463
Small Cap Opportunities, Class NAV
(Invesco/DFA)	1,930,918	44,893,833
Small Cap Value, Class NAV (Wellington)	2,766,222	47,330,057
Small Company Growth, Class NAV
(Invesco) (I)	2,558,358	38,580,040
Small Company Value, Class NAV (T.
Rowe Price)	2,553,956	71,383,083
Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A) /Perimeter)	3,895,039	$36,379,662

	Shares	Value
Technical Opportunities, Class NAV
(Wellington)	22,137,553	$226,909,922
U.S. Equity, Class NAV (GMO)	40,525,162	480,223,170
Value, Class NAV (Invesco)	5,807,779	59,878,201

John Hancock Funds III (G) - 11.6%
Disciplined Value, Class NAV (Robeco)	14,433,451	209,573,702
Global Shareholder Yield, Class NAV
(Epoch)	29,121,722	290,926,002
International Core, Class NAV (GMO)	7,479,533	207,183,057
International Value Equity, Class NAV
(John Hancock1) (A)	13,101,923	107,435,765
Rainier Growth, Class NAV (Rainier) (I)	8,251,948	191,610,242
Strategic Growth, Class NAV (John
Hancock 1) (A)	30,581,867	371,569,683

John Hancock Investment Trust (G) - 0.7%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	6,334,368	77,849,379

Fixed Income - 15.4%
John Hancock Funds II (G) - 15.4%
Active Bond, Class NAV (John Hancock[1]
(A)/Declaration)	18,069,047	189,544,304
Floating Rate Income, Class NAV
(WAMCO)	33,762,449	319,730,396
Global Bond, Class NAV (PIMCO)	5,885,260	77,155,763
Global High Yield, Class NAV (Stone
Harbor)	8,824,428	93,803,664
High Income, Class NAV (John Hancock 1)
(A)	13,914,438	106,723,738
High Yield, Class NAV (WAMCO)	13,050,836	117,718,537
Multi Sector Bond, Class NAV (Stone
Harbor)	15,646,819	162,883,386
Real Return Bond, Class NAV (PIMCO)	4,486,745	58,193,080
Spectrum Income, Class NAV (T. Rowe
Price)	14,672,766	162,720,979
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	21,082,879	231,911,670
Total Return, Class NAV (PIMCO)	13,094,655	189,479,662
U.S. High Yield Bond, Class NAV (Wells
Capital)	9,113,846	116,201,541

Alternative - 2.9%
John Hancock Funds II (G) - 2.9%
Currency Strategies, Class NAV (First
Quadrant) (I)	24,646,576	231,184,880
Global Absolute Return Strategies, Class
NAV (Standard Life) (I)	10,820,168	115,883,999

Total Investments (Lifestyle Growth Portfolio) (Cost
$10,049,671,520) - 100.0%		$11,895,891,573

Other assets and liabilities, net - 0.0%		(397,336)

TOTAL NET ASSETS - 100.0%		$11,895,494,237

2

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2012 (Unaudited)

Lifestyle Balanced Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 60.1%

John Hancock Funds II (G) - 50.6%
All Cap Core, Class NAV (QS Investors)	15,218,408	$150,662,241
All Cap Value, Class NAV (Lord Abbett)	18,521,182	206,511,175
Alpha Opportunities, Class NAV
(Wellington)	29,724,659	323,404,292
Blue Chip Growth, Class NAV (T. Rowe
Price)	18,148,655	448,090,285
Capital Appreciation Value, Class NAV
(T.Rowe Price)	50,901,228	580,273,996
Capital Appreciation, Class NAV
(Jennison)	28,840,699	381,850,851
China Emerging Leaders, Class NAV
(Atlantis) (I)	8,798,830	87,020,432
Emerging Markets, Class NAV (DFA)	55,244,182	562,385,778
Equity-Income, Class NAV (T. Rowe
Price)	22,270,000	355,874,603
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)(I)	11,064,308	119,273,238
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	21,880,894	242,877,922
Fundamental Value, Class NAV (Davis)	15,632,774	250,593,363
Global Real Estate, Class NAV (Deutsche)	19,783,715	158,863,234
Health Sciences, Class NAV (T. Rowe
Price) (I)	11,290,094	162,351,552
Heritage, Class NAV (American Century)	5,287,786	41,561,997
International Growth Opportunities
(Baillie) (I)	9,362,904	99,902,181
International Growth Stock, Class NAV
(Invesco)	12,648,675	141,159,213
International Opportunities, Class NAV
(Invesco) (I)	752,057	9,626,324
International Small Cap, Class NAV
(Franklin)	4,314,991	64,940,621
International Small Company, Class NAV
(DFA)	8,220,332	64,940,621
International Value, Class NAV (Franklin)	21,639,943	290,191,632
Mid Cap Stock, Class NAV (Wellington)	10,222,422	185,536,962
Mid Cap Value Equity, Class NAV
(Columbia)	2,569,535	24,641,840
Mid Value, Class NAV (T. Rowe Price)	12,009,899	161,052,740
Mutual Shares, Class NAV (Franklin)	10,785,020	125,969,030
Natural Resources, Class NAV (RS
Investments/Wellington)	10,932,505	184,431,364
Real Estate Equity, Class NAV (T. Rowe
Price)	6,640,967	62,823,549
Redwood, Class NAV (RCM)	11,616,418	125,921,973
Small Cap Growth, Class NAV
(Wellington)	4,123,374	36,079,526
Small Cap Opportunities, Class NAV
(Invesco/DFA)	1,563,416	36,349,423
Small Cap Value, Class NAV (Wellington)	2,265,295	38,759,201
Small Company Growth, Class NAV
(Invesco) (I)	2,048,676	30,894,033
Small Company Value, Class NAV (T.
Rowe Price)	2,091,111	58,446,559
Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	3,157,318	29,489,346
Technical Opportunities, Class NAV
(Wellington)	12,127,860	124,310,569
U.S. Equity, Class NAV (GMO)	40,224,823	476,664,158

	Shares	Value
Value, Class NAV (Invesco)	4,031,232	$41,561,997

John Hancock Funds III (G) - 9.0%
Disciplined Value, Class NAV (Robeco)	11,449,586	166,247,990
Global Shareholder Yield, Class NAV
(Epoch)	28,759,738	287,309,784
International Core, Class NAV (GMO)	6,118,008	169,468,816
International Value Equity, Class NAV
(John Hancock1) (A)	10,749,280	88,144,093
Rainier Growth, Class NAV (Rainier) (I)	6,544,404	151,961,053
Strategic Growth, Class NAV (John
Hancock 1) (A)	24,052,082	292,232,794

John Hancock Investment Trust (G) - 0.5%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	5,077,995	62,408,554

Fixed Income - 36.5%
John Hancock Funds II (G) - 36.5%
Active Bond, Class NAV (John
Hancock [1](A)/Declaration)	50,677,926	531,611,441
Core Bond, Class NAV (Wells Capital)	16,271,177	221,776,138
Floating Rate Income, Class NAV
(WAMCO)	75,961,009	719,350,755
Global Bond, Class NAV (PIMCO)	19,608,433	257,066,560
Global High Yield, Class NAV (Stone
Harbor)	15,550,745	165,304,417
High Income, Class NAV (John Hancock 1)
(A)	21,727,204	166,647,656
High Yield, Class NAV (WAMCO)	23,280,826	209,993,053
Investment Quality Bond, Class NAV
(Wellington)	7,242,435	95,382,873
Multi-Sector Bond, Class NAV (Stone
Harbor)	42,467,215	442,083,708
Real Return Bond, Class NAV (PIMCO)	14,593,447	189,277,013
Spectrum Income, Class NAV (T. Rowe
Price)	39,812,886	441,524,908
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	45,932,462	505,257,083
Total Return, Class NAV (PIMCO)	36,694,018	530,962,436
U.S. High Yield Bond, Class NAV (Wells
Capital)	16,331,916	208,231,931

Alternative - 3.4%
John Hancock Funds II (G) - 3.4%
Currency Strategies, Class NAV (First
Quadrant) (I)	30,356,946	284,748,149
Global Absolute Return Strategies, Class
NAV (Standard Life) (I)	14,737,146	157,834,839

Total Investments (Lifestyle Balanced Portfolio) (Cost
$10,980,060,212) - 100.0%		$12,830,113,865

Other assets and liabilities, net - 0.0%		(2,191)

TOTAL NET ASSETS - 100.0%		$12,830,111,674

3

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2012 (Unaudited)

Lifestyle Moderate Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 39.5%

John Hancock Funds II (G) - 34.0%
All Cap Value, Class NAV (Lord Abbett)	5,733,685	$63,930,592
Alpha Opportunities, Class NAV
(Wellington)	6,615,334	71,974,839
Blue Chip Growth, Class NAV (T. Rowe
Price)	4,149,789	102,458,300
Capital Appreciation Value, Class NAV
(T.Rowe Price)	13,459,030	153,432,945
Capital Appreciation, Class NAV
(Jennison)	6,587,354	87,216,570
Emerging Markets, Class NAV (DFA)	10,397,382	105,845,352
Equity-Income, Class NAV (T. Rowe
Price)	6,968,042	111,349,310
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)(I)	2,853,498	30,760,706
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	6,789,359	75,361,890
Fundamental Value, Class NAV (Davis)	3,879,321	62,185,510
Global Real Estate, Class NAV (Deutsche)	5,176,529	41,567,524
International Growth Opportunities
(Baillie) (I)	1,976,400	21,088,191
International Growth Stock, Class NAV
(Invesco)	2,861,343	31,932,588
International Small Cap, Class NAV
(Franklin)	703,291	10,584,535
International Small Company, Class NAV
(DFA)	1,339,256	10,580,121
International Value, Class NAV (Franklin)	4,559,141	61,138,079
Mid Cap Stock, Class NAV (Wellington)	2,624,265	47,630,408
Mid Value, Class NAV (T. Rowe Price)	3,551,857	47,630,408
Natural Resources, Class NAV (RS
Investments/Wellington)	2,503,103	42,227,354
Real Estate Equity, Class NAV (T. Rowe
Price)	2,183,780	20,658,556
Redwood, Class NAV (RCM)	3,802,441	41,218,458
Small Cap Growth, Class NAV
(Wellington)	1,155,629	10,111,751
Small Cap Value, Class NAV (Wellington)	617,155	10,559,515
Small Company Growth, Class NAV
(Invesco) (I)	558,219	8,417,938
Small Company Value, Class NAV (T.
Rowe Price)	560,469	15,665,112
Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	863,029	8,060,689
U.S. Equity, Class NAV (GMO)	10,361,233	122,780,608

John Hancock Funds III (G) - 5.5%
Global Shareholder Yield, Class NAV
(Epoch)	7,416,148	74,087,320
International Core, Class NAV (GMO)	1,298,585	35,970,801
International Value Equity, Class NAV
(John Hancock1) (A)	2,264,834	18,571,640
Rainier Growth, Class NAV (Rainier) (I)	1,495,145	34,717,275

	Shares	Value
Strategic Growth, Class NAV (John
Hancock 1) (A)	5,470,854	$66,470,881

Fixed Income - 56.8%
John Hancock Funds II (G) - 56.8%
Active Bond, Class NAV (John
Hancock [1](A)/Declaration)	32,694,227	342,962,441
Core Bond, Class NAV (Wells Capital)	10,853,860	147,938,114
Floating Rate Income, Class NAV
(WAMCO)	36,991,123	350,305,935
Global Bond, Class NAV (PIMCO)	9,641,477	126,399,763
Global High Yield, Class NAV (Stone
Harbor)	6,652,358	70,714,562
High Income, Class NAV (John Hancock 1)
(A)	9,321,031	71,492,305
High Yield, Class NAV (WAMCO)	9,986,489	90,078,127
Investment Quality Bond, Class NAV
(Wellington)	6,656,077	87,660,532
Multi-Sector Bond, Class NAV (Stone
Harbor)	17,318,429	180,284,850
Real Return Bond, Class NAV (PIMCO)	6,394,793	82,940,467
Spectrum Income, Class NAV (T. Rowe
Price)	16,267,803	180,409,933
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	18,792,445	206,716,900
Total Return, Class NAV (PIMCO)	23,696,764	342,892,180
U.S. High Yield Bond, Class NAV (Wells
Capital)	7,009,460	89,370,616

Alternative - 3.7%
John Hancock Funds II (G) - 3.7%
Currency Strategies, Class NAV (First
Quadrant) (I)	10,521,520	98,691,854
Global Absolute Return Strategies, Class
NAV (Standard Life) (I)	5,199,302	55,684,528

Total Investments (Lifestyle Moderate Portfolio) (Cost
$3,737,129,664) - 100.0%		$4,170,728,873

Other assets and liabilities, net - 0.0%		243,150

TOTAL NET ASSETS - 100.0%		$4,170,972,023

4

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2012 (Unaudited)

Lifestyle Conservative Portfolio

	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 20.0%

John Hancock Funds II (G) - 18.3%
All Cap Value, Class NAV (Lord Abbett)	612,186	$6,825,871
Blue Chip Growth, Class NAV (T. Rowe
Price)	4,515,562	111,489,234
Capital Appreciation Value, Class NAV
(T.Rowe Price)	7,650,831	87,219,468
Emerging Markets, Class NAV (DFA)	3,725,099	37,921,508
Equity-Income, Class NAV (T. Rowe
Price)	5,315,656	84,944,178
Fundamental Global Franchise, Class NAV
(John Hancock1) (A)(I)	1,774,052	19,124,280
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	649,107	7,205,087
Fundamental Value, Class NAV (Davis)	3,430,205	54,986,187
Global Real Estate, Class NAV (Deutsche)	3,533,259	28,372,071
International Growth Stock, Class NAV
(Invesco)	1,759,433	19,635,271
International Value, Class NAV (Franklin)	2,794,781	37,478,008
Mid Cap Stock, Class NAV (Wellington)	783,502	14,220,565
Mid Value, Class NAV (T. Rowe Price)	1,060,445	14,220,565
Natural Resources, Class NAV
(Wellington)	1,123,933	18,960,754
Real Estate Equity, Class NAV (T. Rowe
Price)	2,002,930	18,947,721
Redwood, Class NAV (RCM)	3,487,542	37,804,959
Small Cap Growth, Class NAV
(Wellington)	1,083,472	9,480,377
Small Company Value, Class NAV (T.
Rowe Price)	339,191	9,480,377
U.S. Equity, Class NAV (GMO)	6,368,253	75,463,801

John Hancock Funds III (G) - 1.7%
Global Shareholder Yield, Class NAV
(Epoch)	4,595,240	45,906,447
International Core, Class NAV (GMO)	676,258	18,732,352

Fixed Income - 76.0%
John Hancock Funds II (G) - 76.0%
Active Bond, Class NAV (John
Hancock 1/Declaration) (A)	37,079,922	388,968,377
Core Bond, Class NAV (Wells Capital)	14,603,258	199,042,412
Floating Rate Income, Class NAV
(WAMCO)	39,985,008	378,658,029
Global Bond, Class NAV (PIMCO)	11,589,685	151,940,772
Global High Yield, Class NAV (Stone
Harbor)	6,274,142	66,694,133
High Income, Class NAV (John Hancock 1)
(A)	8,716,289	66,853,940
High Yield, Class NAV (WAMCO)	9,407,472	84,855,396
Investment Quality Bond, Class NAV
(Wellington)	15,113,319	199,042,412
Multi Sector Bond, Class NAV (Stone
Harbor)	17,984,292	187,216,483
Real Return Bond, Class NAV (PIMCO)	10,250,438	$132,948,176
Short Term Government Income, Class
NAV (John Hancock1) (A)	15,093,070	151,685,353

	Shares	Value
Spectrum Income, Class NAV (T. Rowe
Price)	16,867,346	$187,058,863
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	19,512,013	214,632,138
Total Return, Class NAV (PIMCO)	26,871,914	388,836,597
U.S. High Yield Bond, Class NAV (Wells
Capital)	6,645,781	84,733,704

Alternative - 4.0%
John Hancock Funds II (G) - 4.0%
Currency Strategies, Class NAV (First
Quadrant) (I)	10,274,405	96,373,921
Global Absolute Return Strategies, Class
NAV (Standard Life) (I)	5,122,142	54,858,144

Total Investments (Lifestyle Conservative Portfolio) (Cost
$3,463,777,596) - 100.0%		$3,792,817,931

Other assets and liabilities, net - 0.0%		1,223,862

TOTAL NET ASSETS - 100.0%		$3,794,041,793

5

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2012 (Unaudited)

Footnotes

(A) The subadviser is an affiliate of the adviser.
(G) The underlying fund’s subadviser is shown parenthetically.
(I) Non-income producing.
(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

Investment Companies
Underlying Funds’ Investment Managers
American Century Investment Management, Inc.	(American Century)
Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)
Baillie Gifford Overseas, Ltd.	(Baillie)
Columbia Management Advisers, LLC	(Columbia)
Davis Selected Advisers, L.P.	(Davis)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Mutual Advisers, Franklin Templeton Investments Corp.,	(Franklin)
Templeton Investment Counsel, LLC
Frontier Capital Management Company, LLC	(Frontier)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management*	(John Hancock)
Lord, Abbett & Co. LLC	(Lord Abbett)
Pacific Investment Management Company LLC	(PIMCO)
Perimeter Capital Management	(Perimeter)
QS Investors, Inc.	(QS Investors)
Rainier Investment Management, Inc.	(Rainier)
RCM Capital Management LLC	(RCM)
Robeco Investment Management, Inc.	(Robeco)
RS Investment Management Company LLC	(RS Investment)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

* Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

6

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2012 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the John Hancock Lifestyle Portfolios (the Portfolios) in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes

The cost of investments owned at September 30, 2012, including short-term investments, for federal income tax purposes, were as follows:

				Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Appreciation

Lifestyle Aggressive	$3,326,396,912	$512,865,941	-	$512,865,941
Lifestyle Growth	10,431,352,295	1,465,568,861	(1,029,583)	1,464,539,278
Lifestyle Balanced	11,385,962,920	1,447,290,258	(3,139,313)	1,444,150,945
Lifestyle Moderate	3,808,653,349	375,628,119	(13,552,595)	362,075,524
Lifestyle Conservative	3,521,435,502	272,881,909	(1,499,480)	271,382,429

For additional information on the Portfolios' significant accounting policies, please refer to the Portfolios' most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0Q3 9/12
11/12

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 19, 2012

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 19, 2012